OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, NY 10281-1008

May 1, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Global Multi-Alternatives Fund (the “Registrant”)
File No. 333-184384; Reg. No. 811-22760

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 27, 2015.

Sincerely,

/s/ Carolyn Liu-Hartman
------------------------------------
Carolyn Liu-Hartman
Vice President and
Assistant Counsel
212-323-5905
cliuhartman@ofiglobal.com

cc:	Kramer, Levin, Naftails & Frankel LP
KPMG LLP
Gloria LaFond
Edward Gizzi, Esq.